SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund

December 31, 2023 (Unaudited)
Shares		Value
Common Stocks — 98.36%
Communication Services — 3.41%
12,787	Nexstar Media Group, Inc.	$2,004,362
70,508	PubMatic, Inc., Class A*	1,149,986
42,150	TechTarget, Inc.*	1,469,349
		4,623,697
Consumer Discretionary — 12.32%
9,750	Burlington Stores, Inc.*	1,896,180
16,299	Columbia Sportswear Co.	1,296,422
20,080	Fox Factory Holding Corp.*	1,354,998
26,969	Gentherm, Inc.*	1,412,097
46,420	G-III Apparel Group Ltd.*	1,577,352
12,646	Installed Building Products, Inc.	2,311,942
14,458	LCI Industries	1,817,515
25,540	Ollie’s Bargain Outlet Holdings, Inc.*	1,938,230
19,850	Planet Fitness, Inc., Class A*	1,449,050
13,560	Texas Roadhouse, Inc.	1,657,439
		16,711,225
Consumer Staples — 2.62%
6,105	Casey’s General Stores, Inc.	1,677,288
27,161	Performance Food Group Co.*	1,878,183
		3,555,471
Energy — 2.67%
179,840	TechnipFMC Plc	3,621,978

Financials — 6.44%
12,656	FirstCash Holdings, Inc.	1,371,784
7,692	Jack Henry & Associates, Inc.	1,256,950
5,967	Kinsale Capital Group, Inc.	1,998,408
25,310	Stifel Financial Corp.	1,750,186
12,123	WEX, Inc.*	2,358,530
		8,735,858
Health Care — 19.16%
115,560	Avid Bioservices, Inc.*	751,140
25,551	Azenta, Inc.*	1,664,392
26,210	Bio-Techne Corp.	2,022,364
67,040	Certara, Inc.*	1,179,234
7,800	Charles River Laboratories International, Inc.*	1,843,920
14,340	CONMED Corp.	1,570,373
22,317	Haemonetics Corp.*	1,908,327
17,814	HealthEquity, Inc.*	1,181,068
25,070	Integer Holdings Corp.*	2,483,936
25,945	Integra LifeSciences Holdings Corp.*	1,129,905
6,870	Medpace Holdings, Inc.*	2,105,861
36,738	Merit Medical Systems, Inc.*	2,790,618

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
81,160	Neogen Corp.*	$1,632,128
31,950	Omnicell, Inc.*	1,202,278
10,320	Repligen Corp.*	1,855,536
21,420	STAAR Surgical Co.*	668,518
		25,989,598
Industrials — 20.18%
11,430	AGCO Corp.	1,387,716
32,654	Ameresco, Inc., Class A*	1,034,152
13,233	Applied Industrial Technologies, Inc.	2,285,207
14,270	ASGN, Inc.*	1,372,346
4,480	CACI International, Inc., Class A*	1,450,893
12,050	EnPro Industries, Inc.	1,888,717
54,835	ExlService Holdings, Inc.*	1,691,660
15,862	ICF International, Inc.	2,126,936
13,230	John Bean Technologies Corp.	1,315,723
7,277	Landstar System, Inc.	1,409,191
43,764	Mercury Systems, Inc.*	1,600,449
10,661	MSC Industrial Direct Co., Inc., Class A	1,079,533
9,660	Paylocity Holding Corp.*	1,592,451
7,890	RBC Bearings, Inc.*	2,247,782
14,860	Tetra Tech, Inc.	2,480,580
17,759	Woodward, Inc.	2,417,533
		27,380,869
Information Technology — 26.11%
20,787	Altair Engineering, Inc., Class A*	1,749,226
10,633	Badger Meter, Inc.	1,641,416
11,289	CyberArk Software Ltd.*	2,472,855
26,099	Diodes, Inc.*	2,101,492
34,160	Dynatrace, Inc.*	1,868,210
30,521	Envestnet, Inc.*	1,511,400
30,598	ePlus, Inc.*	2,442,944
15,510	Five9, Inc.*	1,220,482
6,806	Globant SA*	1,619,692
56,550	Informatica, Inc., Class A*	1,605,455
5,168	Littelfuse, Inc.	1,382,750
8,393	Manhattan Associates, Inc.*	1,807,181
12,576	Novanta, Inc.*	2,117,924
18,220	Onto Innovation, Inc.*	2,785,838
24,140	Perficient, Inc.*	1,588,895
14,840	Plexus Corp.*	1,604,649
58,360	Sapiens International Corp. NV	1,688,938
12,910	Silicon Laboratories, Inc.*	1,707,606
12,952	SPS Commerce, Inc.*	2,510,616
		35,427,569
Materials — 4.32%
11,285	AptarGroup, Inc.	1,395,051

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
10,608	Balchem Corp.	$1,577,940
16,663	HB Fuller Co.	1,356,535
5,482	Reliance Steel & Aluminum Co.	1,533,206
		5,862,732
Real Estate — 1.13%
14,384	Lamar Advertising Co., REIT, Class A	1,528,731

Total Common Stocks		133,437,728
(Cost $108,538,880)
Investment Company — 1.24%
1,688,408	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1(a)	1,688,408

Total Investment Company		1,688,408
(Cost $1,688,408)

Total Investments		$135,126,136
(Cost $110,227,288) — 99.60%
Other assets in excess of liabilities — 0.40%		537,287
NET ASSETS — 100.00%		$135,663,423

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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